UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	March 31, 2004

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ]  is a restatement.
				          [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Victory NewBridge Capital Management
		Division of Victory Capital Management
Address: 	535 Madison Avenue 14th floor
		New York, New York  10022

13F File Number:  28-5523

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Diane L. Wozniak
Title:  Assistant Vice President
Phone:  216-813-4794
Signature, Place, and Date of Signing:

/s/	Diane L. Wozniak		Brooklyn, Ohio	  	May 14, 2004

Report Type (Check only one.):

[    ]	 	13F HOLDINGS REPORT.

[ X  ]		13F NOTICE.

[    ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

McDonald Investments, Inc.

NOTIFICATION



	CIK number 0001105453, NewBridge Partners, LLC will no longer be used
	to file the SEC 13F filings.   Please refer to CIK number 0001089877,
	KeyBank National Association for all future filings. Therefore, NewBridge Partners, LLC has been consolidated with the holdings of Victory Capital Management, Inc, which is listed as a separate Investment Manager (Investment Manager 04)under the
	KeyBank National Association 13F filing.


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